INTANGIBLE ASSETS - Sensitivity of VIU Changes to Current Assumptions (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Santander UK plc | Santander UK Group Holdings plc
Disclosure Of Goodwill [Line Items]
Value in use	Value in use [member]	Value in use [member]
Value in use	£ 11,683	£ 12,610
Headroom	£ 415	£ 1,342
Increase in discount rate	0.43%	1.35%
Decrease in cash flows	4.00%	11.00%
Personal Financial Services
Disclosure Of Goodwill [Line Items]
Carrying value	£ 7,294	£ 7,513
Value in use	7,639	8,178
Headroom	£ 345	£ 665
Increase in discount rate	0.53%	1.01%
Decrease in cash flows	5.00%	8.00%